Income Taxes - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Statutory tax rate	35.00%
Effective Income Tax Rate Reconciliation, Amount
Expected tax provision computed on pre-tax income at weighted average income tax rate	$ 52	$ 28	$ 91
(Decrease) increase in income taxes resulting from:
Deferred tax valuation allowance	(116)	(6)	(22)
Prior year true-up	8	2	(12)
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	(7)	(7)	(6)
Stock compensation expense	5	0	0
State taxes and other	6	(5)	2
Income tax expense (benefit)	$ (52)	$ 12	$ 53
Effective tax rate	(7.00%)	2.00%	10.00%
Office of the Tax Commissioner, Bermuda | Domestic Tax Authority
Income Taxes [Line Items]
Statutory tax rate	0.00%
Federal Ministry of Finance, Germany | Foreign Tax Authority
Income Taxes [Line Items]
Statutory tax rate	31.23%
Internal Revenue Service (IRS) | Foreign Tax Authority
Income Taxes [Line Items]
Statutory tax rate	35.00%